Inventories	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventories

7.	Inventories

Inventories are presented at the average acquisition cost. A loss is recognized to adjust the cost of handsets and accessories to the net realizable value (selling price), when this value is less than the average acquisition cost.

	2023	2022

Total inventories	331,783	236,117

Inventories	346,207	248,768
Mobile handsets and tablets	203,596	138,951
Accessories and prepaid cards	113,363	78,330
TIM chips	29,248	31,487

Adjustment to net realizable value	(14,424)	(12,651)